Other operating income and costs - Analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Operating Costs [Line Items]
Depreciation, amortisation and impairment	£ 1,830	£ 1,485		£ 1,435
Payroll costs	1,794	1,638		1,558
Purchases of electricity	1,280	1,130		1,403
Purchases of gas	1,666	1,250		1,316
Property and other taxes	1,202	1,105		1,100
UK Electricity Balancing costs	3,152	1,875		1,317
Other	3,215	2,456		2,718
Other operating (income)/costs	13,911	10,939	[1]	10,847	[2]
Provision for bad and doubtful debts	167	325	[1]	234	[2]
Total operating costs from continuing operations	14,078	11,264		11,081
Operating costs from continuing operations include:
Inventory consumed	436	312		315
Research and development expenditure	11	12		9
St William Homes LLP
Operating Costs [Line Items]
(Gain) on disposal of St William Homes LLP (note 5)	£ (228)	£ 0		£ 0

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.